Retirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 bond	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	$ 667	$ 760
Number of high-quality corporate bonds	600
Defined benefit plan, estimated future employer contributions during the next five years	525
Actual return in excess of (or less than) expected return, percentage	25.00%
Expected return on plan assets, period	4 years
Amortization basis, straight line, in years	10 years
Number Of Employees Who Moved To A Cash Balance Formula [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees	430
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used calculating net periodic benefit cost, expected long-term return on assets in 2013	7.50%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used calculating net periodic benefit cost, expected long-term return on assets in 2013	7.25%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, estimated future employer contributions during the next five years	50
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, estimated future employer contributions during the next five years	150
Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of limited partnerships in private equity funds	10
Minimum invested capital within limited partnership investments	0.1
Maximum invested capital within limited partnership investments	5
Illinois Power Holdings, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Transaction Agreement, Pension and Other Postretirement Obligations Assumed by Counterparty	40
Transaction Agreement, Defined Benefit Plan Assets Assumed by Counterparty	$ 15